Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	Thacker Pass Project	Buildings	Equipment and machinery	Other[1]	Total
	$	$	$	$	$
Cost
As at December 31, 2021	-	-	1,316	5,016	6,332
Acquisition	-	1,571	2,640	-	4,211
Additions	-	103	1,035	1,051	2,189
As at December 31, 2022	-	1,674	4,991	6,067	12,732
Transfers from E&E (Note 10)	9,514	-	-	-	9,514
Acquisition of Arena Minerals (Note 7)	-	-	-	55	55
Additions	118,454	3,529	239	1,964	124,186
Disposals	-	-	(98)	(282)	(380)
Assets distributed upon separation (Note 4)	(127,968)	-	(2,416)	(4,348)	(134,732)
As at December 31, 2023	-	5,203	2,716	3,456	11,375

9.
PROPERTY, PLANT AND EQUIPMENT (continued)

	Thacker Pass Project	Buildings	Equipment and machinery	Other[1]	Total
	$	$	$	$	$
Accumulated depreciation
As at December 31, 2021	-	-	814	1,150	1,964
Depreciation for the period	-	106	513	1,123	1,742
As at December 31, 2022	-	106	1,327	2,273	3,706
Depreciation for the period	-	240	466	1,434	2,140
Disposals	-	-	-	(166)	(166)
Assets distributed upon separation (Note 4)	-	-	(1,653)	(1,897)	(3,550)
As at December 31, 2023	-	346	140	1,644	2,130

	Thacker Pass Project	Buildings	Equipment and machinery	Other[1]	Total
	$	$	$	$	$
Net book value
As at December 31, 2022	-	1,568	3,664	3,794	9,026
As at December 31, 2023	-	4,857	2,576	1,812	9,245

[1] The “Other” category includes right of use assets with a cost of $1,996 and $463 of accumulated depreciation as at December 31, 2023.